Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments (Details 2) (USD $) In Millions					3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 Repurchase Liability [Member]	Mar. 31, 2010 Repurchase Liability [Member]
Summary of changes in repurchase liability
Allowance for lending-related commitments at January 1	$ 688	$ 717	$ 940	$ 939	$ 3,285	$ 1,705
Realized losses					(231)	(246)
Provision for repurchase losses					420	523
Allowance for lending-related commitments at March 31	$ 688	$ 717	$ 940	$ 939	$ 3,474	$ 1,982